Note 3 - Inventories (Detail) - Schedule of inventory, current (USD $)	Dec. 31, 2012	Dec. 31, 2011
Raw material	$ 369,642	$ 28,667
Work in progress	832,270	436,980
Finished goods	2,038,809	1,382,434
	$ 3,240,721	$ 1,848,081